UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07489

                      OPPENHEIMER INTERNATIONAL GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: NOVEMBER 30
                                               -----------

                   Date of reporting period: NOVEMBER 30, 2006



ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United Kingdom                                                             18.3%
--------------------------------------------------------------------------------
Japan                                                                      15.6
--------------------------------------------------------------------------------
France                                                                     13.1
--------------------------------------------------------------------------------
Switzerland                                                                10.2
--------------------------------------------------------------------------------
Germany                                                                     6.5
--------------------------------------------------------------------------------
The Netherlands                                                             4.1
--------------------------------------------------------------------------------
Denmark                                                                     3.6
--------------------------------------------------------------------------------
India                                                                       3.5
--------------------------------------------------------------------------------
Sweden                                                                      3.5
--------------------------------------------------------------------------------
Italy                                                                       3.0

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2006, and are based on the total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
ABB Ltd.                                                                    2.5%
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                   2.3
--------------------------------------------------------------------------------
William Demant Holding AS                                                   2.2
--------------------------------------------------------------------------------
NicOx SA                                                                    2.1
--------------------------------------------------------------------------------
Continental AG                                                              2.0
--------------------------------------------------------------------------------
Capita Group plc                                                            2.0
--------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                                      1.8
--------------------------------------------------------------------------------
Technip SA                                                                  1.8
--------------------------------------------------------------------------------
Aalberts Industries NV                                                      1.8
--------------------------------------------------------------------------------
Collins Stewart Tullett plc                                                 1.7

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2006, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                   8 | OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               Europe                                  68.6%
               Asia                                    23.3
               Latin America                            3.5
               United States/Canada                     2.5
               Middle East/Africa                       2.1

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                   9 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED NOVEMBER 30, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund provided strong absolute returns during the past 12 months, with its Class A shares (without sales charge) gaining 31.49%. The Fund also performed well relative to its benchmark, the MSCI EAFE Index, which returned 28.20% during the same period. The Fund's Class A shares (without sales charge) finished in the first quartile of international multi-cap core funds, as ranked by Lipper, Inc. The Fund benefited from our long-term investment focus, low-turnover management approach and discipline in avoiding paying more for companies than we believed they were worth. In fact, many of our best-performing stocks during the period were longtime portfolio holdings--a testament, we believe, to our focus on generating successful long-term results over short-term gains.

      We describe ourselves as long-term-oriented, "growth theme" investors. By this, we mean that we look to own reasonably valued stocks that we believe may benefit from favorable global fundamentals that can provide a tailwind for the companies in which we decide to invest. We favor stocks that we believe may be positioned to deliver above-average revenue growth over the next five to ten years. During the past year, we continued to look for attractive investment opportunities in the following four thematic areas: MASS AFFLUENCE, NEW TECHNOLOGIES, RESTRUCTURING AND AGING. These management themes have remained essentially in place since the Fund's inception in 1996.

      In selecting stocks for the Fund, we continued to follow a bottom-up security selection approach, meaning that we evaluate investment opportunities one-by-one based on our assessment of their long-term growth potential, as opposed to a top-down effort to own a target weighting in a particular country or economic sector. During the past year, we were comfortable with how the portfolio was structured and made relatively few changes to our holdings--maintaining our long-term, low-turnover investment focus.

      One of the Fund's strongest contributors to performance during the period was NicOx SA, a French biotechnology and drug discovery company owned in the Fund since late 1998. The company has benefited by developing more effective drugs to treat a variety of ailments with fewer side effects. Also performing well was our largest holding at period end, Switzerland-based ABB Ltd., whose technologies are widely used by utilities and industrial companies. ABB has benefited from a strong fundamental backdrop for its businesses. In addition, the company's shares have continued to recover following its financial restructuring and the market's diminishing concerns about its as-bestos litigation risk. A third recent positive was Collins Stewart Tullet plc, an interdealer


                   10 | OPPENHEIMER INTERNATIONAL GROWTH FUND broker that facilitates the trading of non-exchange-related securities. Several prudent acquisitions for the company have led to cost savings and synergies, which in turn have generated positive earnings surprises and boosted the company's valuation.

      On the negative side, Australian drug discovery company Marshall Edwards, Inc., the maj-ority of which is owned by Novogen Ltd., was a disappointing performer. Although we saw nothing fundamentally wrong with the company during the past 12 months, in the absence of recent news, either positive or negative, Marshall Edwards' shares lost ground. However, we still believe in the company's long-term prospects and are still very comfortable with our current position. Another detractor was NEOMAX Co. Ltd., a Japanese manufacturer of magnets whose products are essential components in hybrid automobiles. NEOMAX suffered a sig-nificant correction, in part because of the company's high valuation at the beginning of the period, but we maintained our allocation because of our favorable view of the stock. Also underperforming was Yahoo! Japan Corp., commonly seen as Japan's leading internet company. We recognized that the stock was highly valued and sold most of our position. We later repurchased the stock at a lower price, because we continue to think that Yahoo! Japan has solid growth potential ahead of it.

      WE URGE SHAREHOLDERS TO KEEP IN MIND THE ADDED VOLATILITY AND RISK--INCLUDING CURRENCY FLUCTUATIONS AND ECONOMIC AND POLITICAL
INSTABILITY--THAT INVESTING IN THE SECURITIES OF INTERNATIONAL MARKET ENTAILS. EMERGING MARKETS INVESTMENTS CAN BE ESPECIALLY VOLATILE.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until November 30, 2006. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is shown measured from inception of the Class on September 7, 2005. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East), which is a free float-adjusted market capitalization index that is designed to measure developed market equity perform-ance, excluding the U.S. and Canada. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                   11 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Growth Fund (Class A)

      MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             Oppenheimer
                            International
                             Growth Fund                   MSCI EAFE
                              (Class A)                      Index
                            -------------                  ---------
  11/30/1996                   $ 9,425                      $10,000
  02/28/1997                   $10,244                      $ 9,689
  05/31/1997                   $11,143                      $10,419
  08/31/1997                   $11,296                      $10,344
  11/30/1997                   $11,536                      $ 9,988
  02/28/1998                   $12,245                      $11,219
  05/31/1998                   $14,169                      $11,607
  08/31/1998                   $11,959                      $10,357
  11/30/1998                   $12,318                      $11,663
  02/28/1999                   $12,323                      $11,807
  05/31/1999                   $12,721                      $12,148
  08/31/1999                   $13,745                      $13,053
  11/30/1999                   $16,667                      $14,162
  02/29/2000                   $24,479                      $14,850
  05/31/2000                   $19,476                      $14,265
  08/31/2000                   $21,737                      $14,334
  11/30/2000                   $17,321                      $12,823
  02/28/2001                   $17,242                      $12,281
  05/31/2001                   $16,994                      $11,849
  08/31/2001                   $14,474                      $10,882
  11/30/2001                   $13,757                      $10,403
  02/28/2002                   $13,465                      $ 9,980
  05/31/2002                   $13,990                      $10,745
  08/31/2002                   $11,371                      $ 9,284
  11/30/2002                   $10,726                      $ 9,133
  02/28/2003                   $ 9,047                      $ 8,265
  05/31/2003                   $10,882                      $ 9,462
  08/31/2003                   $12,662                      $10,174
  11/30/2003                   $14,646                      $11,393
  02/29/2004                   $16,125                      $12,748
  05/31/2004                   $15,493                      $12,584
  08/31/2004                   $14,955                      $12,523
  11/30/2004                   $17,163                      $14,202
  02/28/2005                   $18,362                      $15,187
  05/31/2005                   $17,508                      $14,502
  08/31/2005                   $19,160                      $15,539
  11/30/2005                   $19,654                      $16,151
  02/28/2006                   $21,952                      $17,906
  05/31/2006                   $22,487                      $18,672
  08/31/2006                   $23,233                      $19,390
  11/30/2006                   $25,843                      $20,790

AVERAGE ANNUAL TOTAL RETURN OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 11/30/06

1-Year  23.93%    5-Year  12.10%    10-Year  9.96%


                   12 | OPPENHEIMER INTERNATIONAL GROWTH FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Growth Fund (Class B)

      MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             Oppenheimer
                            International
                             Growth Fund                   MSCI EAFE
                              (Class B)                      Index
                            -------------                  ---------
  11/30/1996                   $10,000                      $10,000
  02/28/1997                   $10,841                      $ 9,689
  05/31/1997                   $11,777                      $10,419
  08/31/1997                   $11,923                      $10,344
  11/30/1997                   $12,146                      $ 9,988
  02/28/1998                   $12,869                      $11,219
  05/31/1998                   $14,865                      $11,607
  08/31/1998                   $12,520                      $10,357
  11/30/1998                   $12,869                      $11,663
  02/28/1999                   $12,860                      $11,807
  05/31/1999                   $13,247                      $12,148
  08/31/1999                   $14,279                      $13,053
  11/30/1999                   $17,285                      $14,162
  02/29/2000                   $25,340                      $14,850
  05/31/2000                   $20,123                      $14,265
  08/31/2000                   $22,415                      $14,334
  11/30/2000                   $17,831                      $12,823
  02/28/2001                   $17,708                      $12,281
  05/31/2001                   $17,424                      $11,849
  08/31/2001                   $14,809                      $10,882
  11/30/2001                   $14,045                      $10,403
  02/28/2002                   $13,722                      $ 9,980
  05/31/2002                   $14,231                      $10,745
  08/31/2002                   $11,547                      $ 9,284
  11/30/2002                   $10,878                      $ 9,133
  02/28/2003                   $ 9,175                      $ 8,265
  05/31/2003                   $11,037                      $ 9,462
  08/31/2003                   $12,842                      $10,174
  11/30/2003                   $14,854                      $11,393
  02/29/2004                   $16,354                      $12,748
  05/31/2004                   $15,713                      $12,584
  08/31/2004                   $15,167                      $12,523
  11/30/2004                   $17,407                      $14,202
  02/28/2005                   $18,623                      $15,187
  05/31/2005                   $17,757                      $14,502
  08/31/2005                   $19,432                      $15,539
  11/30/2005                   $19,933                      $16,151
  02/28/2006                   $22,264                      $17,906
  05/31/2006                   $22,807                      $18,672
  08/31/2006                   $23,563                      $19,390
  11/30/2006                   $26,211                      $20,790

AVERAGE ANNUAL TOTAL RETURN OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 11/30/06

1-Year  25.47%   5-Year  12.32%   10-Year  10.12%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFOR-MANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                   13 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Growth Fund (Class C)

      MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             Oppenheimer
                            International
                             Growth Fund                   MSCI EAFE
                              (Class C)                      Index
                            -------------                  ---------
  11/30/1996                   $10,000                      $10,000
  02/28/1997                   $10,849                      $ 9,689
  05/31/1997                   $11,775                      $10,419
  08/31/1997                   $11,921                      $10,344
  11/30/1997                   $12,153                      $ 9,988
  02/28/1998                   $12,875                      $11,219
  05/31/1998                   $14,869                      $11,607
  08/31/1998                   $12,526                      $10,357
  11/30/1998                   $12,875                      $11,663
  02/28/1999                   $12,867                      $11,807
  05/31/1999                   $13,254                      $12,148
  08/31/1999                   $14,285                      $13,053
  11/30/1999                   $17,288                      $14,162
  02/29/2000                   $25,355                      $14,850
  05/31/2000                   $20,133                      $14,265
  08/31/2000                   $22,423                      $14,334
  11/30/2000                   $17,834                      $12,823
  02/28/2001                   $17,720                      $12,281
  05/31/2001                   $17,436                      $11,849
  08/31/2001                   $14,814                      $10,882
  11/30/2001                   $14,061                      $10,403
  02/28/2002                   $13,738                      $ 9,980
  05/31/2002                   $14,237                      $10,745
  08/31/2002                   $11,556                      $ 9,284
  11/30/2002                   $10,881                      $ 9,133
  02/28/2003                   $ 9,150                      $ 8,265
  05/31/2003                   $10,996                      $ 9,462
  08/31/2003                   $12,773                      $10,174
  11/30/2003                   $14,736                      $11,393
  02/29/2004                   $16,195                      $12,748
  05/31/2004                   $15,532                      $12,584
  08/31/2004                   $14,969                      $12,523
  11/30/2004                   $17,144                      $14,202
  02/28/2005                   $18,310                      $15,187
  05/31/2005                   $17,420                      $14,502
  08/31/2005                   $19,032                      $15,539
  11/30/2005                   $19,487                      $16,151
  02/28/2006                   $21,723                      $17,906
  05/31/2006                   $22,218                      $18,672
  08/31/2006                   $22,910                      $19,390
  11/30/2006                   $25,433                      $20,790

AVERAGE ANNUAL TOTAL RETURN OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 11/30/06

1-Year  29.51%   5-Year  12.58%   10-Year  9.78%


                   14 | OPPENHEIMER INTERNATIONAL GROWTH FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Growth Fund (Class N)

      MSCI EAFE Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             Oppenheimer
                            International
                             Growth Fund                   MSCI EAFE
                              (Class N)                      Index
                            -------------                  ---------
  03/01/2001                   $10,000                      $10,000
  05/31/2001                   $ 9,856                      $ 9,648
  08/31/2001                   $ 8,388                      $ 8,861
  11/30/2001                   $ 7,967                      $ 8,471
  02/28/2002                   $ 7,794                      $ 8,126
  05/31/2002                   $ 8,090                      $ 8,749
  08/31/2002                   $ 6,576                      $ 7,560
  11/30/2002                   $ 6,200                      $ 7,437
  02/28/2003                   $ 5,219                      $ 6,730
  05/31/2003                   $ 6,280                      $ 7,704
  08/31/2003                   $ 7,302                      $ 8,284
  11/30/2003                   $ 8,433                      $ 9,277
  02/29/2004                   $ 9,284                      $10,380
  05/31/2004                   $ 8,915                      $10,247
  08/31/2004                   $ 8,602                      $10,197
  11/30/2004                   $ 9,861                      $11,564
  02/28/2005                   $10,548                      $12,366
  05/31/2005                   $10,046                      $11,809
  08/31/2005                   $10,990                      $12,653
  11/30/2005                   $11,260                      $13,151
  02/28/2006                   $12,572                      $14,580
  05/31/2006                   $12,866                      $15,204
  08/31/2006                   $13,276                      $15,789
  11/30/2006                   $14,757                      $16,928

AVERAGE ANNUAL TOTAL RETURN OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 11/30/06

1-Year  30.05%   5-Year  13.12%   Since Inception (3/1/01)  7.01%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFOR-MANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                   15 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Growth Fund (Class Y)

      MSCI EAFE Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             Oppenheimer
                            International
                             Growth Fund                   MSCI EAFE
                              (Class Y)                      Index
                            -------------                  ---------
  09/07/2005                   $10,000                      $10,000
  11/30/2005                   $10,014                      $10,394
  02/28/2006                   $11,197                      $11,523
  05/31/2006                   $11,485                      $12,016
  08/31/2006                   $11,876                      $12,478
  11/30/2006                   $13,230                      $13,379

AVERAGE ANNUAL TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 11/30/06

1-Year  32.11%   Since Inception (9/7/05)  25.54%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFOR-MANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                   16 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                   17 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   18 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are in-tended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assum-ed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to hi-light your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical"


                   19 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING        ENDING         EXPENSES
                             ACCOUNT          ACCOUNT        PAID DURING
                             VALUE            VALUE          6 MONTHS ENDED
                             (6/1/06)         (11/30/06)     NOVEMBER 30, 2006
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,149.20      $ 6.92
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,018.65        6.50
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,144.30       11.18
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,014.69       10.51
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,144.70       10.97
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,014.89       10.31
--------------------------------------------------------------------------------
Class N Actual                1,000.00         1,147.00        8.64
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00         1,017.05        8.12
--------------------------------------------------------------------------------
Class Y Actual                1,000.00         1,151.90        4.16
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00         1,021.21        3.91

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended November 30, 2006 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          1.28%
--------------------------
Class B          2.07
--------------------------
Class C          2.03
--------------------------
Class N          1.60
--------------------------
Class Y          0.77

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                   20 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  November 30, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--20.3%
--------------------------------------------------------------------------------
AUTO COMPONENTS--2.0%
Continental AG                                         324,892   $   37,024,668
--------------------------------------------------------------------------------
AUTOMOBILES--3.0%
Bayerische Motoren
Werke AG                                               295,061       16,251,820
--------------------------------------------------------------------------------
Ducati Motor
Holding SpA 1                                        4,363,100        5,084,861
--------------------------------------------------------------------------------
Honda Motor Co.                                        333,846       11,772,675
--------------------------------------------------------------------------------
Porsche AG,
Preference                                               3,887        4,514,560
--------------------------------------------------------------------------------
Toyota Motor Corp.                                     285,565       17,176,486
                                                                 ---------------
                                                                     54,800,402

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.4%
Carnival Corp.                                         322,960       15,821,810
--------------------------------------------------------------------------------
William Hill plc                                       743,188        9,145,401
                                                                 ---------------
                                                                     24,967,211

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.2%
Daito Trust
Construction Co. Ltd.                                  157,387        8,144,340
--------------------------------------------------------------------------------
Groupe SEB SA                                          112,181       15,896,604
--------------------------------------------------------------------------------
Koninklijke (Royal)
Philips Electronics NV                                 212,310        7,898,115
--------------------------------------------------------------------------------
Sony Corp.                                             223,845        8,826,390
                                                                 ---------------
                                                                     40,765,449

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
Home Retail Group 1                                    414,374        3,323,398
--------------------------------------------------------------------------------
MEDIA--4.3%
British Sky Broadcasting
Group plc                                              722,509        7,506,163
--------------------------------------------------------------------------------
Gestevision
Telecinco SA                                           122,918        3,460,828
--------------------------------------------------------------------------------
Grupo Televisa SA,
Sponsored GDR                                          544,340       14,305,255
--------------------------------------------------------------------------------
Mediaset SpA                                           978,725       11,600,721
--------------------------------------------------------------------------------
News Corp., Inc., Cl. B                                148,639        3,208,466
--------------------------------------------------------------------------------
Publishing &
Broadcasting Ltd.                                      250,513        4,114,903

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Societe Television
Francaise 1                                            166,956   $    6,177,741
--------------------------------------------------------------------------------
Vivendi SA                                             335,187       12,895,393
--------------------------------------------------------------------------------
Zee Telefilms Ltd. 1                                 1,650,600       13,772,835
                                                                 ---------------
                                                                     77,042,305

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.4%
Next plc                                               470,248       16,454,197
--------------------------------------------------------------------------------
Pinault-Printemps-
Redoute SA                                              55,220        8,424,617
                                                                 ---------------
                                                                     24,878,814

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.8%
Carphone Warehouse
plc (The)                                            2,462,330       13,156,154
--------------------------------------------------------------------------------
DSG International plc                                  427,824        1,639,946
--------------------------------------------------------------------------------
Hennes & Mauritz
AB, B Shares                                           377,885       17,600,426
--------------------------------------------------------------------------------
Industria de Diseno
Textil SA                                              367,440       18,622,851
                                                                 ---------------
                                                                     51,019,377

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.0%
Burberry Group plc                                     103,229        1,226,316
--------------------------------------------------------------------------------
Compagnie
Financiere Richemont
AG, A Shares                                           196,612       10,590,207
--------------------------------------------------------------------------------
Luxottica Group SpA                                    554,250       16,809,023
--------------------------------------------------------------------------------
Puma AG                                                 42,029       15,267,789
--------------------------------------------------------------------------------
Swatch Group AG
(The), Cl. B                                            51,425       10,888,763
                                                                 ---------------
                                                                     54,782,098

--------------------------------------------------------------------------------
CONSUMER STAPLES--4.4%
--------------------------------------------------------------------------------
BEVERAGES--2.1%
Carlsberg AS, Cl. B                                    112,100       10,694,684
--------------------------------------------------------------------------------
Foster's Group Ltd.                                    652,896        3,446,027
--------------------------------------------------------------------------------
Heineken NV                                            169,995        8,284,861
--------------------------------------------------------------------------------
Pernod-Ricard SA                                        73,072       16,180,374
                                                                 ---------------
                                                                     38,605,946


                   21 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
William Morrison
Supermarkets plc                                       998,639   $    5,094,196
--------------------------------------------------------------------------------
Woolworths Ltd.                                        193,129        3,352,114
                                                                 ---------------
                                                                      8,446,310

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cadbury
Schweppes plc                                          597,216        6,145,792
--------------------------------------------------------------------------------
Koninklijke
Numico NV                                               91,249        4,721,115
--------------------------------------------------------------------------------
Nestle SA                                               21,172        7,473,094
                                                                 ---------------
                                                                     18,340,001

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
L'Oreal SA                                             135,763       13,682,560
--------------------------------------------------------------------------------
ENERGY--4.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.7%
Technip SA                                             454,872       32,021,699
--------------------------------------------------------------------------------
OIL & GAS--3.1%
BG Group plc                                           873,867       11,758,408
--------------------------------------------------------------------------------
BP plc, ADR                                            198,495       13,513,540
--------------------------------------------------------------------------------
Neste Oil Oyj                                           96,100        3,114,337
--------------------------------------------------------------------------------
Total SA                                               285,044       20,293,485
--------------------------------------------------------------------------------
Tsakos Energy
Navigation Ltd.                                        156,375        7,050,949
                                                                 ---------------
                                                                     55,730,719

--------------------------------------------------------------------------------
FINANCIALS--16.9%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.4%
3i Group plc                                           653,433       12,510,934
--------------------------------------------------------------------------------
Collins Stewart
Tullett plc                                          1,869,302       31,417,767
--------------------------------------------------------------------------------
Credit Suisse Group                                    117,700        7,783,482
--------------------------------------------------------------------------------
Mediobanca SpA                                         330,530        7,901,133
--------------------------------------------------------------------------------
MLP AG                                                 198,430        3,752,639
--------------------------------------------------------------------------------
UBS AG                                                 264,865       15,924,168
                                                                 ---------------
                                                                     79,290,123

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.4%
Anglo Irish
Bank Corp.                                           1,717,368   $   32,637,475
--------------------------------------------------------------------------------
Commerzbank AG                                         226,884        8,184,879
--------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR                                          491,390       19,119,985
--------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                 1,592,600        9,053,007
--------------------------------------------------------------------------------
Mitsubishi UFJ
Financial Group, Inc.                                    2,260       28,794,407
--------------------------------------------------------------------------------
Royal Bank of
Scotland Group
plc (The)                                              654,939       23,714,840
--------------------------------------------------------------------------------
Societe Generale,
Cl. A                                                  102,223       17,125,388
--------------------------------------------------------------------------------
UniCredito
Italiano SpA 2                                         991,085        8,557,754
--------------------------------------------------------------------------------
UniCredito
Italiano SpA 2                                         533,395        4,605,723
                                                                 ---------------
                                                                    151,793,458

--------------------------------------------------------------------------------
INSURANCE--1.6%
Allianz SE                                              64,450       12,555,583
--------------------------------------------------------------------------------
AMP Ltd.                                             1,073,219        8,035,320
--------------------------------------------------------------------------------
Prudential plc                                         611,510        7,939,737
                                                                 ---------------
                                                                     28,530,640

--------------------------------------------------------------------------------
REAL ESTATE--0.7%
Solidere, GDR                                           74,732        1,168,061
--------------------------------------------------------------------------------
Solidere, GDR 3                                        785,925       12,284,008
                                                                 ---------------
                                                                     13,452,069

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.3%
Sumitomo Realty &
Development Co. Ltd.                                   722,700       22,925,707
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Housing Development
Finance Corp. Ltd.                                     263,200        9,690,540
--------------------------------------------------------------------------------
HEALTH CARE--12.6%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.5%
Marshall
Edwards, Inc. 1,4                                    1,717,263        5,357,861


                   22 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Marshall
Edwards, Inc. 1,3                                    1,015,438   $    3,168,167
--------------------------------------------------------------------------------
NeuroSearch AS 1                                       358,387       12,638,653
--------------------------------------------------------------------------------
NicOx SA 1                                           1,396,391       38,188,129
--------------------------------------------------------------------------------
Santhera
Pharmaceuticals 1                                       47,200        3,387,183
                                                                 ---------------
                                                                     62,739,993

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.4%
Art Advanced
Research Technologies,
Inc. 1,4,5                                           1,901,125          615,924
--------------------------------------------------------------------------------
Art Advanced
Research Technologies,
Inc. 1,3,5                                           1,721,500          557,730
--------------------------------------------------------------------------------
Art Advanced
Research Technologies,
Inc., Cv., Series 2 1,5                                976,420          316,339
--------------------------------------------------------------------------------
Essilor
International SA                                       113,713       12,213,278
--------------------------------------------------------------------------------
Ortivus AB, Cl. B 1,5                                1,638,150        4,448,765
--------------------------------------------------------------------------------
Phonak Holding AG                                      129,271        9,670,515
--------------------------------------------------------------------------------
Straumann
Holding AG                                              45,453       11,349,975
--------------------------------------------------------------------------------
Synthes, Inc.                                           72,509        8,519,081
--------------------------------------------------------------------------------
Terumo Corp.                                           281,480       11,428,932
--------------------------------------------------------------------------------
William Demant
Holding AS 1                                           492,005       39,159,359
                                                                 ---------------
                                                                     98,279,898

--------------------------------------------------------------------------------
PHARMACEUTICALS--3.7%
Astellas Pharma, Inc.                                  107,705        4,686,651
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                    139,696        3,709,958
--------------------------------------------------------------------------------
H. Lundbeck AS                                          96,195        2,443,861
--------------------------------------------------------------------------------
Novogen Ltd. 1,5                                     6,618,140       13,365,921
--------------------------------------------------------------------------------
Oxagen Ltd. 1,4                                        214,287           18,437
--------------------------------------------------------------------------------
Roche Holdings AG                                       51,344        9,275,681
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                      144,507       12,688,307
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                    344,200        6,675,556
--------------------------------------------------------------------------------
SkyePharma plc 1                                     3,990,248        1,784,477

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Takeda Pharmaceutical
Co. Ltd.                                               151,350   $    9,884,722
--------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd.,
Sponsored ADR                                           69,370        2,224,002
                                                                 ---------------
                                                                     66,757,573

--------------------------------------------------------------------------------
INDUSTRIALS--17.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
Empresa Brasileira
de Aeronautica SA                                    2,219,446       23,055,585
--------------------------------------------------------------------------------
AIRLINES--1.1%
easyJet plc 1                                        1,813,057       21,205,970
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.4%
Capita Group plc                                     3,268,730       36,850,399
--------------------------------------------------------------------------------
Experian Group Ltd. 1                                  465,430        5,370,592
--------------------------------------------------------------------------------
Prosegur Compania
de Seguridad SA                                        445,524       14,461,578
--------------------------------------------------------------------------------
Randstad
Holding NV                                              72,153        4,646,572
                                                                 ---------------
                                                                     61,329,141

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.3%
Koninklijke Boskalis
Westminster NV                                         126,126        9,437,443
--------------------------------------------------------------------------------
Leighton
Holdings Ltd.                                          384,202        6,189,620
--------------------------------------------------------------------------------
Vinci SA                                                64,694        8,126,483
                                                                 ---------------
                                                                     23,753,546

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--4.6%
ABB Ltd.                                             2,758,174       44,534,936
--------------------------------------------------------------------------------
Alstom 1                                               165,160       19,193,460
--------------------------------------------------------------------------------
Ceres Power
Holdings plc 1                                       1,708,500        7,220,764
--------------------------------------------------------------------------------
Ushio, Inc.                                            603,350       12,013,893
                                                                 ---------------
                                                                     82,963,053

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.8%
Siemens AG                                             154,319       14,714,760


                   23 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
BTG plc 1                                            2,151,961   $    5,731,964
--------------------------------------------------------------------------------
MACHINERY--2.9%
Aalberts
Industries NV                                          391,730       31,775,633
--------------------------------------------------------------------------------
Hyundai Heavy
Industries Co. Ltd.                                     93,109       13,525,276
--------------------------------------------------------------------------------
Takeuchi Mfg
Co. Ltd.                                               177,429        7,541,365
                                                                 ---------------
                                                                     52,842,274

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.7%
Bunzl plc                                              989,635       12,790,883
--------------------------------------------------------------------------------
Wolseley plc                                           746,060       17,504,899
                                                                 ---------------
                                                                     30,295,782

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.9%
Nokia Oyj                                              327,225        6,611,008
--------------------------------------------------------------------------------
Tandberg ASA                                         1,693,805       23,373,068
--------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson,
B Shares                                            10,631,730       41,282,500
                                                                 ---------------
                                                                     71,266,576

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.4%
Benq Corp. 1                                        10,017,000        5,513,377
--------------------------------------------------------------------------------
Logitech
International SA 1                                     642,287       18,892,370
                                                                 ---------------
                                                                     24,405,747

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.9%
Hoya Corp.                                             458,175       17,989,522
--------------------------------------------------------------------------------
Keyence Corp.                                           41,574        9,546,343
--------------------------------------------------------------------------------
NEOMAX Co. Ltd.                                        541,765       11,614,259
--------------------------------------------------------------------------------
Nidec Corp.                                            168,585       13,107,975
--------------------------------------------------------------------------------
Nippon Electric
Glass Co. Ltd.                                         251,650        5,444,031
--------------------------------------------------------------------------------
Omron Corp.                                            314,518        8,444,386
--------------------------------------------------------------------------------
Phoenix Mecano AG                                        9,942        4,392,765
                                                                 ---------------
                                                                     70,539,281

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.6%
United Internet AG                                     349,448   $    5,326,711
--------------------------------------------------------------------------------
Yahoo! Japan Corp.                                      16,058        6,297,065
                                                                 ---------------
                                                                     11,623,776

--------------------------------------------------------------------------------
IT SERVICES--1.2%
Infosys
Technologies Ltd.                                      430,178       21,042,324
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.1%
Canon, Inc.                                            359,860       18,929,440
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0 8%
ASM
International NV 1                                     398,795        8,402,611
--------------------------------------------------------------------------------
Samsung
Electronics Co.                                          9,816        6,738,697
                                                                 ---------------
                                                                     15,141,308

--------------------------------------------------------------------------------
SOFTWARE--2.7%
Autonomy Corp. plc 1                                 1,419,914       14,402,619
--------------------------------------------------------------------------------
Business Objects SA 1                                  113,302        4,386,106
--------------------------------------------------------------------------------
Enix Corp.                                             190,620        4,808,521
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                       71,525       17,054,037
--------------------------------------------------------------------------------
Sage Group plc (The)                                 1,682,410        8,474,722
                                                                 ---------------
                                                                     49,126,005

--------------------------------------------------------------------------------
MATERIALS--4.9%
--------------------------------------------------------------------------------
CHEMICALS--1.9%
Filtrona plc                                         1,309,442        7,085,973
--------------------------------------------------------------------------------
Nufarm Ltd.                                            678,055        5,108,776
--------------------------------------------------------------------------------
Sika AG 1                                                9,310       13,369,918
--------------------------------------------------------------------------------
Syngenta AG 1                                           48,985        8,616,520
                                                                 ---------------
                                                                     34,181,187

--------------------------------------------------------------------------------
METALS & MINING--3.0%
Companhia Vale do
Rio Doce, Sponsored
ADR                                                    802,400       18,896,520
--------------------------------------------------------------------------------
Impala Platinum
Holdings Ltd.                                          909,720       22,984,271
--------------------------------------------------------------------------------
Rio Tinto plc                                          259,142       13,830,484
                                                                 ---------------
                                                                     55,711,275


                   24 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.4%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.4%
KDDI Corp.                                               1,632   $   10,912,427
--------------------------------------------------------------------------------
SK Telecom Co. Ltd.,
ADR                                                    123,154        3,193,383
--------------------------------------------------------------------------------
Vodafone Group plc                                   4,250,885       11,239,096
                                                                 ---------------
                                                                     25,344,906

--------------------------------------------------------------------------------
UTILITIES--0.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Fortum Oyj                                             381,380       11,147,092
                                                                 ---------------
Total Common Stocks
(Cost $1,096,401,177)                                             1,793,241,950

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.5%
--------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.,
Preference 1,5                                       3,124,013        1,012,114
--------------------------------------------------------------------------------
Ceres Group, Inc.:
$4.00 Cv., Series C-1 1,4                               64,547          419,556
Cv., Series C 1,4                                      600,000        3,900,000
Cv., Series D 1,4                                      459,800        2,988,700
                                                                 ---------------
Total Preferred Stocks
(Cost $8,340,347)                                                     8,320,370

                                                                          VALUE
                                                         UNITS       SEE NOTE 1
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Marshall Edwards,
Inc. Wts., Exp. 7/10/11 1
(Cost $0)                                              355,403   $      388,523

                                                        SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUND--0.6%
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund,
Cl. E, 5.24% 5,6
(Cost $10,652,417)                                  10,652,417       10,652,417

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $1,115,393,941)                                    100.0%   1,812,603,260
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                         0.0          151,540
                                                --------------------------------
NET ASSETS                                               100.0%  $1,812,754,800
                                                ================================


                   25 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $16,009,905 or 0.88% of the Fund's net assets as of November 30, 2006.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of November 30, 2006 was $13,300,478, which represents 0.73% of the Fund's net assets, all of which is considered restricted. See Note 6 of accompanying Notes.

5. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                        SHARES        GROSS        GROSS              SHARES
                                                             NOVEMBER 30, 2005    ADDITIONS   REDUCTIONS   NOVEMBER 30, 2006
-----------------------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.                             1,901,125           --           --           1,901,125
Art Advanced Research Technologies, Inc.                               389,400    1,332,100           --           1,721,500
Art Advanced Research Technologies, Inc., Cv., Series 2                     --      976,420           --             976,420
Art Advanced Research Technologies, Inc., Preference                 3,096,218       27,795           --           3,124,013
Novogen Ltd.                                                         6,204,740      413,400           --           6,618,140
Oppenheimer Institutional Money Market Fund, Cl. E, 5.24%*                  --   57,767,194   47,114,777          10,652,417
Ortivus AB, Cl. B                                                      710,800      927,350           --           1,638,150

                                                                                                   VALUE            DIVIDEND
                                                                                              SEE NOTE 1              INCOME
-----------------------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.                                                    $    615,924         $        --
Art Advanced Research Technologies, Inc.                                                         557,730                  --
Art Advanced Research Technologies, Inc., Cv., Series 2                                          316,339                  --
Art Advanced Research Technologies, Inc., Preference                                           1,012,114                  --
Novogen Ltd.                                                                                  13,365,921                  --
Oppenheimer Institutional Money Market Fund, Cl. E, 5.24%*                                    10,652,417              90,479
Ortivus AB, Cl. B                                                                              4,448,765                  --
                                                                                            ---------------------------------
                                                                                            $ 30,969,210         $    90,479
                                                                                            =================================

* The money market fund and the Fund are affiliated by having the same investment advisor.

6. Rate shown is the 7-day yield as of November 30, 2006.


                   26 | OPPENHEIMER INTERNATIONAL GROWTH FUND

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                     VALUE           PERCENT
--------------------------------------------------------------------------------
United Kingdom                                $   331,768,026              18.3%
Japan                                             283,072,137              15.6
France                                            237,493,624              13.1
Switzerland                                       184,668,658              10.2
Germany                                           117,593,409               6.5
The Netherlands                                    75,166,350               4.1
Denmark                                            64,936,557               3.6
India                                              63,625,684               3.5
Sweden                                             63,331,691               3.5
Italy                                              54,559,215               3.0
Australia                                          46,821,147               2.6
United States                                      42,697,034               2.4
Brazil                                             41,952,105               2.3
Spain                                              36,545,257               2.0
Ireland                                            32,637,475               1.8
Korea, Republic of South                           23,457,356               1.3
Norway                                             23,373,068               1.3
South Africa                                       22,984,271               1.3
Finland                                            20,872,437               1.2
Mexico                                             14,305,255               0.8
Lebanon                                            13,452,069               0.7
Bermuda                                             7,050,949               0.4
Taiwan                                              5,513,377               0.3
Canada                                              2,502,107               0.1
Israel                                              2,224,002               0.1
                                              ----------------------------------
Total                                         $ 1,812,603,260             100.0%
                                              ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   27 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  November 30, 2006
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,070,101,347)                                            $   1,781,634,050
Affiliated companies (cost $45,292,594)                                                        30,969,210
                                                                                        ------------------
                                                                                            1,812,603,260
----------------------------------------------------------------------------------------------------------
Cash                                                                                            2,134,642
----------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                               1,961
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                              4,893,477
Dividends                                                                                       2,161,620
Other                                                                                              43,781
                                                                                        ------------------
Total assets                                                                                1,821,838,741

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                           5,422,092
Shares of beneficial interest redeemed                                                          2,301,242
Distribution and service plan fees                                                                605,647
Transfer and shareholder servicing agent fees                                                     299,208
Trustees' compensation                                                                            195,583
Shareholder communications                                                                        123,499
Other                                                                                             136,670
                                                                                        ------------------
Total liabilities                                                                               9,083,941

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $   1,812,754,800
                                                                                        ==================

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Paid-in capital                                                                         $   1,417,294,706
----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                (8,621,389)
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions               (293,169,645)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                             697,251,128
                                                                                        ------------------
NET ASSETS                                                                              $   1,812,754,800
                                                                                        ==================


                   28 | OPPENHEIMER INTERNATIONAL GROWTH FUND

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,115,663,968 and
41,275,582 shares of beneficial interest outstanding)                                             $ 27.03
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $ 28.68
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $167,382,721
and 6,514,414 shares of beneficial interest outstanding)                                          $ 25.69
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $220,735,412
and 8,584,345 shares of beneficial interest outstanding)                                          $ 25.71
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $54,908,267
and 2,063,160 shares of beneficial interest outstanding)                                          $ 26.61
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$254,064,432 and 9,385,449 shares of beneficial interest outstanding)                             $ 27.07

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   29 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS  For the Year Ended November 30, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $1,029,326)   $ 23,531,899
Affiliated companies                                                            90,479
---------------------------------------------------------------------------------------
Interest                                                                       782,552
---------------------------------------------------------------------------------------
Portfolio lending fees                                                         456,840
---------------------------------------------------------------------------------------
Other income                                                                    33,739
                                                                          -------------
Total investment income                                                     24,895,509

---------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------
Management fees                                                             10,870,919
---------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                      2,265,286
Class B                                                                      1,653,021
Class C                                                                      1,880,828
Class N                                                                        221,986
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                      2,274,040
Class B                                                                        426,862
Class C                                                                        433,068
Class N                                                                        161,046
Class Y                                                                         10,519
---------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                        190,407
Class B                                                                         75,555
Class C                                                                         51,838
Class N                                                                          5,899
Class Y                                                                          3,456
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                    292,608
---------------------------------------------------------------------------------------
Trustees' compensation                                                          41,327
---------------------------------------------------------------------------------------
Other                                                                           90,242
                                                                          -------------
Total expenses                                                              20,948,907
Less reduction to custodian expenses                                              (245)
Less waivers and reimbursements of expenses                                    (11,058)
                                                                          -------------
Net expenses                                                                20,937,604

---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        3,957,905


                   30 | OPPENHEIMER INTERNATIONAL GROWTH FUND

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
---------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                               $ 11,308,854
Foreign currency transactions                                                6,664,733
                                                                          -------------
Net realized gain                                                           17,973,587
---------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $13,305)                  283,177,671
Translation of assets and liabilities denominated in foreign currencies     82,375,881
                                                                          -------------
Net change in unrealized appreciation                                      365,553,552

---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $387,485,044
                                                                          =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   31 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED NOVEMBER 30,                                               2006               2005
----------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income                                      $     3,957,905    $     3,140,881
----------------------------------------------------------------------------------------------
Net realized gain                                               17,973,587         70,324,013
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation                          365,553,552         67,940,472
                                                           -----------------------------------
Net increase in net assets resulting from operations           387,485,044        141,405,366

----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                         (5,755,892)        (4,399,289)
Class B                                                                 --                 --
Class C                                                            (90,780)                --
Class N                                                           (180,972)          (132,170)
Class Y                                                           (125,384)                --
                                                           -----------------------------------
                                                                (6,153,028)        (4,531,459)

----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                         81,182,535          8,999,445
Class B                                                        (36,542,935)       (27,375,157)
Class C                                                         11,827,417         (4,967,085)
Class N                                                          6,042,568             11,561
Class Y                                                        218,286,911          6,636,879
                                                           -----------------------------------
                                                               280,796,496        (16,694,357)

----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
Total increase                                                 662,128,512        120,179,550
----------------------------------------------------------------------------------------------
Beginning of period                                          1,150,626,288      1,030,446,738
                                                           -----------------------------------
End of period (including accumulated net investment loss
of $8,621,389 and $7,576,528, respectively)                $ 1,812,754,800    $ 1,150,626,288
                                                           ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   32 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED NOVEMBER 30,                     2006            2005           2004           2003          2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    20.70      $    18.19     $    15.72     $    11.63    $    14.96
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .10 1           .10 1          .04 1          .01           .12
Net realized and unrealized gain (loss)                 6.38            2.53           2.63           4.19         (3.41)
                                                  ------------------------------------------------------------------------
Total from investment operations                        6.48            2.63           2.67           4.20         (3.29)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.15)           (.12)          (.20)          (.11)         (.04)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    27.03      $    20.70     $    18.19     $    15.72    $    11.63
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     31.49%          14.51%         17.18%         36.55%       (22.04)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,115,664      $  787,600     $  686,313     $  528,363    $  358,097
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  924,048      $  717,536     $  598,265     $  390,315    $  512,319
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   0.40%           0.52%          0.22%          0.18%         0.62%
Total expenses                                          1.28% 4         1.49%          1.61%          1.88%         1.64%
Expenses after payments and waivers and
reduction to custodian expenses                         1.28%           1.41%          1.43%          1.42%         1.56%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   12%             26%            37%            61%           46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

        Year Ended November 30, 2006    1.28%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   33 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED NOVEMBER 30,                     2006            2005           2004           2003          2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    19.69      $    17.33     $    15.00     $    11.10    $    14.34
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.08) 1         (.05) 1        (.09) 1        (.13)         (.03)
Net realized and unrealized gain (loss)                 6.08            2.41           2.51           4.06         (3.21)
                                                  ------------------------------------------------------------------------
Total from investment operations                        6.00            2.36           2.42           3.93         (3.24)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --              --           (.09)          (.03)           --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    25.69      $    19.69     $    17.33     $    15.00    $    11.10
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     30.47%          13.62%         16.25%         35.49%       (22.59)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  167,383      $  160,347     $  166,973     $  174,959    $  161,074
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  165,575      $  162,953     $  167,441     $  148,838    $  200,304
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                    (0.37)%         (0.25)%        (0.57)%        (0.55)%       (0.12)%
Total expenses                                          2.07% 4         2.19%          2.24%          2.48%         2.39%
Expenses after payments and waivers and
reduction to custodian expenses                         2.07%           2.19%          2.21%          2.19%         2.31%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   12%             26%            37%            61%           46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

        Year Ended November 30, 2006    2.07%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   34 | OPPENHEIMER INTERNATIONAL GROWTH FUND

CLASS C     YEAR ENDED NOVEMBER 30,                     2006            2005           2004           2003          2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    19.71      $    17.34     $    15.01     $    11.12    $    14.37
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.08) 1         (.04) 1        (.08) 1        (.08)         (.01)
Net realized and unrealized gain (loss)                 6.09            2.41           2.52           4.01         (3.24)
                                                  ------------------------------------------------------------------------
Total from investment operations                        6.01            2.37           2.44           3.93         (3.25)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.01)             --           (.11)          (.04)           --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    25.71      $    19.71     $    17.34     $    15.01    $    11.12
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     30.51%          13.67%         16.34%         35.44%       (22.62)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  220,735      $  158,968     $  144,529     $  116,659    $   89,456
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  188,347      $  151,790     $  131,125     $   90,532    $  106,551
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                    (0.34)%         (0.20)%        (0.52)%        (0.59)%       (0.12)%
Total expenses                                          2.03% 4         2.13%          2.16%          2.38%         2.37%
Expenses after payments and waivers and
reduction to custodian expenses                         2.03%           2.13%          2.16%          2.22%         2.29%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   12%             26%            37%            61%           46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

        Year Ended November 30, 2006    2.03%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   35 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED NOVEMBER 30,                     2006            2005           2004            2003          2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    20.40      $    17.94     $    15.51      $    11.55    $    14.93
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .01 1           .05 1           -- 1,2         .02           .09
Net realized and unrealized gain (loss)                 6.30            2.49           2.60            4.08         (3.38)
                                                  -------------------------------------------------------------------------
Total from investment operations                        6.31            2.54           2.60            4.10         (3.29)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.10)           (.08)          (.17)           (.14)         (.09)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    26.61      $    20.40     $    17.94      $    15.51    $    11.55
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     31.05%          14.19%         16.94%          36.01%       (22.18)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   54,908      $   36,980     $   32,631      $   21,180    $   11,833
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   44,538      $   33,383     $   26,738      $   14,722    $    9,195
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                            0.06%           0.26%         (0.02)%         (0.16)%        0.19%
Total expenses                                          1.64% 5         1.77%          1.77%           1.90%         1.80%
Expenses after payments and waivers and
reduction to custodian expenses                         1.62%           1.67%          1.66%           1.73%         1.72%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   12%             26%            37%             61%           46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

         Year Ended November 30, 2006    1.64%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   36 | OPPENHEIMER INTERNATIONAL GROWTH FUND

CLASS Y     YEAR ENDED NOVEMBER 30,                    2006             2005 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period             $    20.74        $    20.71
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                 .25               .05
Net realized and unrealized gain (loss)                6.34              (.02)
                                                 -------------------------------
Total from investment operations                       6.59               .03
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.26)               --
--------------------------------------------------------------------------------
Net asset value, end of period                   $    27.07        $    20.74
                                                 ===============================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    32.11%             0.15%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $  254,065        $    6,731
--------------------------------------------------------------------------------
Average net assets (in thousands)                $  142,489        $    2,071
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  1.03%             0.98%
Total expenses                                         0.77% 5,6         0.85% 6
--------------------------------------------------------------------------------
Portfolio turnover rate                                  12%               26%

1. For the period from September 7, 2005 (inception of offering) to November 30, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

         Year Ended November 30, 2006    0.77%

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   37 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal ex-change on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement


                   38 | OPPENHEIMER INTERNATIONAL GROWTH FUND price or official closing price on the principal exchange as reported by such principal ex-change at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The


                   39 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
  UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED     OTHER INVESTMENTS
  NET INVESTMENT       LONG-TERM                   LOSS    FOR FEDERAL INCOME
  INCOME                    GAIN   CARRYFORWARD 1,2,3,4          TAX PURPOSES
  ---------------------------------------------------------------------------
  $12,549,170                $--           $283,517,352          $666,618,805

1. As of November 30, 2006, the Fund had $283,432,384 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of November 30, 2006, details of the capital loss carryforwards were as follows:

                          EXPIRING
                          --------------------------
                          2010          $107,818,404
                          2011           175,613,980
                                        ------------
                          TOTAL         $283,432,384
                                        ============

2. The Fund had $84,968 of post-October passive foreign investment company losses which were deferred.

3. During the fiscal year ended November 30, 2006, the Fund utilized $16,226,751 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended November 30, 2005, the Fund utilized $63,414,765 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the


                   40 | OPPENHEIMER INTERNATIONAL GROWTH FUND fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for November 30, 2006. Net assets of the Fund were unaffected by the reclassifications.

                     REDUCTION TO             INCREASE TO
                     ACCUMULATED          ACCUMULATED NET
                     NET INVESTMENT         REALIZED LOSS
                     LOSS                  ON INVESTMENTS
                     ------------------------------------
                     $1,150,262                $1,150,262

The tax character of distributions paid during the years ended November 30, 2006 and November 30, 2005 was as follows:

                                        YEAR ENDED            YEAR ENDED
                                 NOVEMBER 30, 2006     NOVEMBER 30, 2005
       -----------------------------------------------------------------
       Distributions paid from:
       Ordinary income                  $6,153,028            $4,531,459

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities           $1,146,024,303
           Federal tax cost of other investments           265,969
                                                    --------------
           Total federal tax cost                   $1,146,290,272
                                                    ==============
           Gross unrealized appreciation            $  698,489,717
           Gross unrealized depreciation               (31,870,912)
                                                    --------------
           Net unrealized appreciation              $  666,618,805
                                                    ==============

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended November 30, 2006, the Fund's projected benefit obligations were increased by $10,039 and payments of $13,332 were made to retired trustees, resulting in an accumulated liability of $149,806 as of November 30, 2006.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual


                   41 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.


                   42 | OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                YEAR ENDED NOVEMBER 30, 2006        YEAR ENDED NOVEMBER 30, 2005 1
                                     SHARES           AMOUNT             SHARES           AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                             14,608,631    $ 347,230,645         13,981,578    $ 271,359,569
Dividends and/or
distributions reinvested            231,096        4,968,552            203,071        3,746,661
Redeemed                        (11,611,816)    (271,016,662) 2     (13,863,240)    (266,106,785) 3
                                -------------------------------------------------------------------
Net increase                      3,227,911    $  81,182,535            321,409    $   8,999,445
                                ===================================================================

---------------------------------------------------------------------------------------------------
CLASS B
Sold                              1,567,352    $  35,450,476          1,302,301    $  23,985,553
Dividends and/or
distributions reinvested                 --               --                 --               --
Redeemed                         (3,194,519)     (71,993,411) 2      (2,793,027)     (51,360,710) 3
                                -------------------------------------------------------------------
Net decrease                     (1,627,167)   $ (36,542,935)        (1,490,726)   $ (27,375,157)
                                ===================================================================

---------------------------------------------------------------------------------------------------
CLASS C
Sold                              2,201,244    $  49,847,330          1,548,621    $  28,511,932
Dividends and/or
distributions reinvested              3,708           76,379                 --               --
Redeemed                         (1,685,022)     (38,096,292) 2      (1,818,883)     (33,479,017) 3
                                -------------------------------------------------------------------
Net increase (decrease)             519,930    $  11,827,417           (270,262)   $  (4,967,085)
                                ===================================================================

---------------------------------------------------------------------------------------------------
CLASS N
Sold                                957,911    $  22,435,159            807,614    $  15,360,583
Dividends and/or
distributions reinvested              8,011          170,075              6,864          125,137
Redeemed                           (715,044)     (16,562,666) 2        (820,678)     (15,474,159) 3
                                -------------------------------------------------------------------
Net increase (decrease)             250,878    $   6,042,568             (6,200)         $11,561
                                ===================================================================

---------------------------------------------------------------------------------------------------
CLASS Y
Sold                             12,839,289    $ 306,975,962            334,146    $   6,835,178
Dividends and/or
distributions reinvested              5,850          125,371                 --               --
Redeemed                         (3,784,278)     (88,814,422) 2          (9,558)        (198,299) 3
                                -------------------------------------------------------------------
Net increase                      9,060,861    $ 218,286,911            324,588    $   6,636,879
                                ===================================================================


                   43 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

1. For the year ended November 30, 2005, for Class A, Class B, Class C and Class N shares and for the period from September 7, 2005 (inception of offering) to November 30, 2005, for Class Y shares.

2. Net of redemption fees of $7,906, $1,416, $1,611, $381 and $1,219 for Class
A, Class B, Class C, Class N and Class Y, respectively.

3. Net of redemption fees of $6,990, $1,588, $1,479, $325 and $20 for Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended November 30, 2006, were as follows:

                                          PURCHASES             SALES
---------------------------------------------------------------------
Investment securities                  $458,576,059      $168,455,706

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                      FEE SCHEDULE
                      -------------------------------------
                      Up to $250 million              0.80%
                      Next $250 million               0.77
                      Next $500 million               0.75
                      Next $1 billion                 0.69
                      Over $2.0 billion               0.67

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended November 30, 2006, the Fund paid $3,283,542 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial


                   44 | OPPENHEIMER INTERNATIONAL GROWTH FUND institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2006 for Class B, Class C and Class N shares were $2,620,069, $3,284,343 and $350,577, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------
November 30, 2006        $409,140          $5,472        $205,648         $12,624          $4,616

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended November 30, 2006, OFS waived $9,350 for Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended November 30, 2006, the Manager waived $1,708 for IMMF management fees.


                   45 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of November 30, 2006, the Fund had outstanding foreign currency contracts as follows:

                                           CONTRACT
                              EXPIRATION     AMOUNT       VALUATION AS OF       UNREALIZED
CONTRACT DESCRIPTION                DATE     (000S)     NOVEMBER 30, 2006     APPRECIATION
------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Swiss Franc (CHF)                12/1/06        319CHF           $265,969           $1,961

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of November 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                         VALUATION AS OF       UNREALIZED
                                           ACQUISITION                      NOVEMBER 30,     APPRECIATION
SECURITY                                         DATES           COST               2006   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
Art Advanced Research
Technologies, Inc.                             6/19/01     $7,500,000           $615,924      $(6,884,076)
Ceres Group, Inc., $4.00
Cv., Series C-1                         2/6/01-3/21/06        258,188            419,556          161,368


                   46 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                         VALUATION AS OF       UNREALIZED
                                           ACQUISITION                      NOVEMBER 30,     APPRECIATION
SECURITY                                         DATES           COST               2006   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
Ceres Group, Inc., Cv., Series C                1/6/99    $ 2,400,000        $ 3,900,000      $ 1,500,000
Ceres Group, Inc., Cv., Series D        3/15/01-3/9/06      2,758,800          2,988,700          229,900
Marshall Edwards, Inc.                 5/6/02-11/20/03      6,869,052          5,357,861       (1,511,191)
Oxagen Ltd.                                   12/20/00      2,210,700             18,437       (2,192,263)
                                                          ------------------------------------------------
                                                          $21,996,740        $13,300,478      $(8,696,262)
                                                          ================================================

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of November 30, 2006, the Fund had no securities on loan.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of November 30, 2006, the Manager is evaluating the implications of FIN 48. Its impact to the Fund's financial statements has not yet been determined.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or


                   47 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS Continued

permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   48 | OPPENHEIMER INTERNATIONAL GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER INTERNATIONAL GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer International Growth Fund, including the statement of investments, as of November 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Growth Fund as of November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
January 9, 2007


                   49 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended November 30, 2006 which are not designated as capital gain distributions should be multiplied by 1.77% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended November 30, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $24,596,955 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $1,156,307 of foreign income taxes paid by the Fund during the fiscal year ended November 30, 2006. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      Gross income of $10,842,163 was derived from sources within foreign countries or possessions of the United States.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended November 30, 2006, $312,011 or 5.07% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   50 | OPPENHEIMER INTERNATIONAL GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   51 | OPPENHEIMER INTERNATIONAL GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
FUND, LENGTH OF SERVICE, AGE      NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                          80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER, 1             Director of American Commercial Lines (barge company) (since January 2005); Attorney at
Chairman of the Board             Hogan & Hartson (law firm) (since June 1993); Director of Covanta Holding Corp.
of Trustees (since 2003),         (waste-to-energy company) (since 2002); Director of Weyerhaeuser Corp. (1999-April 2004);
Trustee (since 1996)              Director of Caterpillar, Inc. (1993-December 2002); Director of ConAgra Foods (1993-2001);
Age: 76                           Director of Texas Instruments (1993-2001); Director of FMC Corporation (1993-2001).
                                  Oversees 49 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation) (since
Trustee (since 2005)              2005); Director of ICI Education Foundation (education foundation) (October 1991-August
Age: 66                           2006); President of the Investment Company Institute (trade association) (October 1991-June
                                  2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June
                                  2004). Oversees 49 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A trustee or director of other Oppenheimer funds. Oversees 59 portfolios in the
Trustee (since 1996)              OppenheimerFunds complex.
Age: 73

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since
Trustee (since 1999)              1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002);
Age: 68                           Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior
                                  Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group
                                  (since 1999); Member of the American Philosophical Society (since 1996); Trustee of
                                  Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences;
                                  Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New
                                  York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 49
                                  portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and
Trustee (since 2004)              Senior Vice President and General Auditor of American Express Company (financial services
Age: 64                           company) (July 1998-February 2003). Oversees 49 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Director of Columbia Equity Financial Corp. (privately-held financial adviser) (since
Trustee (since 2002)              2002); Managing Director of Carmona Motley, Inc. (privately-held financial adviser) (since
Age: 54                           January 2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December 2001); Member of the Finance and Budget Committee of the
                                  Council on Foreign Relations, the Investment Committee of the Episcopal Church of America,
                                  the Investment Committee and Board of Human Rights Watch and the Investment Committee of
                                  Historic Hudson Valley. Oversees 49 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,               Director of Dominion Resources, Inc. (electric utility holding company) (February
Trustee (since 1996)              1972-October 2005); Former Director of Prime Retail, Inc. (real estate investment trust),
Age: 79                           Dominion Energy Inc. (electric power and oil & gas producer), Lumberman's Mutual Casualty
                                  Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance
                                  Company; Former President and Chief Executive


                   52 | OPPENHEIMER INTERNATIONAL GROWTH FUND

KENNETH A. RANDALL,               Officer of The Conference Board, Inc. (international economic and business research).
Continued                         Oversees 49 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of The Directorship Search Group, Inc. (corporate governance consulting and
Trustee (since 1996)              executive recruiting) (since 1993); Life Trustee of International House (non-profit
Age: 75                           educational organization); Founder, Chairman and Chief Executive Officer of Russell
                                  Reynolds Associates, Inc. (1969-1993); Banker at J.P. Morgan & Co. (1958-1966); 1st Lt.
                                  Strategic Air Command, U.S. Air Force (1954-1958). Oversees 49 portfolios in the
                                  OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and Cathco (since
Trustee (since 2005)              1996); Director of Lakes Environmental Association (since 1996); Member of the Investment
Age: 65                           Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 49 portfolios in the
                                  OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production company)
Trustee (since 2005)              (since 1994); Vice President, Secretary and Treasurer of Wold Trona Company, Inc. (soda ash
Age: 59                           processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since
                                  1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas
                                  City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 49 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE, 2                General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of
Trustee (since 2005)              Special Value Opportunities Fund, LLC (registered investment company) (since September
Age: 63                           2004); Investment Advisory Board Member of Zurich Financial Services (insurance) (since
                                  October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since
                                  August 1990); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited Partner of Odyssey Investment Partners, LLC
                                  (private equity investment) (January 1999-September 2004) and Managing Principal
                                  (1997-December 1998); Trustee of Research Foundation of AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College (August
                                  1990-September 2001) (economics research); Director of Ray & Berendtson, Inc. (May
                                  2000-April 2002) (executive search firm). Oversees 59 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR,
AND OFFICER                       NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM,
                                  OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE
                                  TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED
                                  TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and President (since
Trustee, President and            September 2000) of the Manager; President and a director or trustee of other Oppenheimer
Principal Executive Officer       funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's
(since 2001)                      parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company
Age: 57                           subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor,
                                  Inc. (subsidiary of the Manager) (since November 2001); Chairman and Director of
                                  Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds
                                  Legacy Program

1. As of 12/31/06, Clayton K. Yeutter has retired from the Board.

2. As of 1/1/07, Brian F. Wruble was appointed Chairman of the Board.


                   53 | OPPENHEIMER INTERNATIONAL GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                   (charitable trust program established by the Manager) (since July 2001); Director of the
Continued                         following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                                  Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management
                                  Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset
                                  Management Corporation and OFI Private Investments, Inc. (since July 2001); President
                                  (since November 1, 2001) and Director (since July 2001) of Oppenheimer Real Asset
                                  Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company
                                  (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation
                                  (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the
                                  Investment Company Institute's Board of Governors (since October 3, 2003); Chief Operating
                                  Officer of the Manager (September 2000-June 2001); President and Trustee of MML Series
                                  Investment Fund and MassMutual Select Funds (openend investment companies) (November
                                  1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000);
                                  President, Chief Executive Officer and Director of MML Bay State Life Insurance Company
                                  (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                  (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 96
                                  portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                 THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. EVANS, ZACK,
THE FUND                          GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK,
                                  NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES,
                                  6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFI-
                                  NITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT DEATH OR REMOVAL.

GEORGE R. EVANS,                  Senior Vice President (since October 1993) and Director of International Equities (since
Vice President and                July 2004) of the Manager. Formerly Vice President of HarbourView Asset Management
Portfolio Manager                 Corporation (July 1994-November 2001). An officer of 2 portfolios in the OppenheimerFunds
(since 1996)                      complex.
Age: 47

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice
Vice President and                President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation
Chief Compliance Officer          and Shareholder Services, Inc. (since June 1983). Former Vice President and Director of
(since 2004)                      Internal Audit of the Manager (1997-February 2004). An officer of 96 portfolios in the
Age: 56                           OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal           following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial and Accounting          Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer
Officer (since 1999)              Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March
Age: 47                           2000), OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since
                                  May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and
                                  OppenheimerFunds Legacy Program (charitable trust program established by the Manager)
                                  (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following:
                                  OAC (since March 1999), Centennial Asset Management Corporation (March 1999-October 2003)
                                  and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating
                                  Officer of Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999). An
                                  officer of 96 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Assistant Vice President of the Manager (since August 2002); Manager/Financial Product
Assistant Treasurer               Accounting of the Manager (November 1998-July 2002). An officer of 96 portfolios in the
(since 2004)                      OppenheimerFunds complex.
Age: 36


                   54 | OPPENHEIMER INTERNATIONAL GROWTH FUND

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting
Assistant Treasurer               and Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of
(since 2005)                      Berger Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at
Age: 36                           American Data Services, Inc. (September 2000-May 2001). An officer of 96 portfolios in the
                                  OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Secretary                         Manager; General Counsel and Director of the Distributor (since December 2001); General
(since 2001)                      Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice
Age: 58                           President and General Counsel of HarbourView Asset Management Corporation (since December
                                  2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary
                                  (since September 1997) and Director (since November 2001) of OppenheimerFunds International
                                  Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                  Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                  (since November 2001); Senior Vice President, General Counsel and Director of Shareholder
                                  Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                  President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust
                                  Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since
                                  June 2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                  Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May 1985-December 2003), Acting General Counsel
                                  (November 2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                  Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                  1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November 2001),
                                  and OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of 96 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President
Assistant Secretary               (April 2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate
(since 2004)                      Vice President (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000)
Age: 38                           of UBS Financial Services Inc. (formerly, PaineWebber Incorporated). An officer of 96 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October
Assistant Secretary               2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October
(since 2001)                      2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation
Age: 41                           (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc.
                                  (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder
                                  Financial Services, Inc. (since December 2001); Assistant Counsel of the Manager (August
                                  1994-October 2003). An officer of 96 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004);
Assistant Secretary               First Vice President (2001-September 2004); Director (2000-September 2004) and Vice
(since 2004)                      President (1998-2000) of Merrill Lynch Investment Management. An officer of 96 portfolios
Age: 42                           in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                   55 | OPPENHEIMER INTERNATIONAL GROWTH FUND



ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $23,000 in fiscal 2006 and $23,000 in fiscal 2005.

(b)      Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $225,954 in fiscal 2006 and $156,805 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews and professional services relating to FAS 123R.

(c)      Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed $201 in fiscal 2006 and no such fees in fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2006 and $6,536 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Preparation of form 5500 and Venezuelan tax filing.

(d)      All Other Fees

All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

         The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

         Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

         (2) 100%

(f)      Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $226,155 in fiscal 2006 and $163,341 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.
(h)
         No such services were rendered.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

         o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

         o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

         o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

         o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)      (1) Exhibit attached hereto.

         (2) Exhibits attached hereto.

         (3) Not applicable.

(b)      Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund

By: /S/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: January 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: January 9, 2007

By: /S/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: January 9, 2007